Other liabilities and provisions (Details) $ / shares in Units, shares in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2026 USD ($) $ / shares shares	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($)
Earnout Shares
Other liabilities and provisions
Period over which Earnout Shares are to be issued	5 years
Liabilities, fair value	$ 8,000,000		$ 3,000,000
Earnout Shares | Maximum
Other liabilities and provisions
Shares issued under contingent earn out liability | shares	60,730
Earnout Shares | Option Pricing | Exceptional items.
Other liabilities and provisions
Change in valuation	$ (5,000,000)	$ (3,000,000)
Earnout Shares | Option Pricing | Risk-free rate
Other liabilities and provisions
Valuation assumption	0.04		0.03
Earnout Shares | Option Pricing | Volatility for shares, measurement input
Other liabilities and provisions
Valuation assumption	0.67		0.50
Percentage of reasonably possible decrease in unobservable input	5.00%
Percentage of reasonably possible increase in unobservable input	5.00%
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input	$ (4,000,000)		$ (2,000,000)
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input	$ 4,000,000		$ 2,000,000
Earnout Shares | Year 1
Other liabilities and provisions
Value per share of Earnout Shares | $ / shares	$ 13
Earnout Shares | Year 2
Other liabilities and provisions
Value per share of Earnout Shares | $ / shares	15
Earnout Shares | Year 3
Other liabilities and provisions
Value per share of Earnout Shares | $ / shares	16.5
Earnout Shares | Year 4
Other liabilities and provisions
Value per share of Earnout Shares | $ / shares	18
Earnout Shares | Year 5
Other liabilities and provisions
Value per share of Earnout Shares | $ / shares	$ 19.5
AMP Private Warrants
Other liabilities and provisions
Liabilities, fair value	$ 0
Exercise price of warrants | $ / shares	$ 11.5
Warrant exercise period	5 years
AMP Private Warrants | Option Pricing | Risk-free rate
Other liabilities and provisions
Valuation assumption	0.04		0.03
AMP Private Warrants | Option Pricing | Volatility for shares, measurement input
Other liabilities and provisions
Valuation assumption	0.67		0.50
Percentage of reasonably possible decrease in unobservable input	5.00%
Percentage of reasonably possible increase in unobservable input	5.00%
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input			$ 0
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input			0
NOMOQ - Put and call arrangements
Other liabilities and provisions
Fair value of put and call arrangements valuation	$ 13,000,000		$ 11,000,000